FCF P1 02/17

SUPPLEMENT DATED FEBRUARY 27, 2017

TO THE PROSPECTUS DATED

FEBRUARY 1, 2017

OF

FRANKLIN CUSTODIAN FUNDS

 (Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin U.S. Government Securities Fund, Franklin Utilities Fund)

Effective March 1, 2017, the prospectus is amended as follows:

I. For the Franklin Income Fund, the portfolio management team under the “Fund Summary – Portfolio Managers” section starting on page 22 is revised as follows:

Portfolio Managers

Edward D. Perks, CFA   Executive Vice President of Advisers and portfolio manager of the Fund since 2002.

Matthew D. Quinlan   Vice President of Advisers and portfolio manager of the Fund since 2012.

Richard S. Hsu, CFA   Vice President of Advisers and portfolio manager of the Fund since March 2017.

Todd Brighton, CFA Portfolio Manager of Advisers and portfolio manager of the Fund since March 2017.

II. For the Franklin Income Fund, the portfolio management team under the “Fund Details – Management” section starting on page 75 is revised as follows:

Edward D. Perks, CFA   Executive Vice President of Advisers

Mr. Perks has been a portfolio manager of the Fund since 2002. He has final authority over all aspects of the Fund's investment portfolio, including but not limited to, purchases and sales of individual securities, portfolio risk assessment, and the management of daily cash balances in accordance with anticipated investment management requirements. The degree to which he may perform these functions, and the nature of these functions, may change from time to time. He joined Franklin Templeton Investments in 1992.

Matthew D. Quinlan   Vice President of Advisers

Mr. Quinlan has been a portfolio manager of the Fund since 2012, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2005.

Richard S. Hsu, CFA   Vice President of Advisers

Mr. Hsu has been a portfolio manager of the Fund since March 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 1996.

Todd Brighton, CFA  Portfolio Manager of Advisers

Mr. Brighton has been a portfolio manager of the Fund since March 2017, providing research and advice on the purchases and sales of individual securities, and portfolio risk assessment. He joined Franklin Templeton Investments in 2000.

CFA® and Chartered Financial Analyst® are trademarks owned by CFA Institute.

Please retain this supplement with your prospectus for future reference.

FCF SA1 02/17

SUPPLEMENT DATED FEBRUARY 27, 2017
TO THE STATEMENT OF ADDITIONAL INFORMATION
DATED FEBRUARY 1, 2017
OF
FRANKLIN CUSTODIAN FUNDS

(Franklin DynaTech Fund, Franklin Growth Fund, Franklin Income Fund, Franklin Utilities Fund, Franklin U.S. Government Securities Fund)

Effective March 1, 2017, the Statement of Additional Information is amended as follows:

I.                 The section entitled “Management and Other Services – Portfolio Managers” on page 55 is revised as follows:

The following table shows the number of other accounts managed by the portfolio managers and the total assets in the accounts managed within each category:

Name	Number of Other Registered Investment Companies Managed[1]	Assets of Other Registered Investment Companies Managed (x $1 million)[1]	Number of Other Pooled Investment Vehicles Managed[2]	Assets of Other Pooled Investment Vehicles Managed (x $1 million)[2]	Number of Other Accounts Managed[2]	Assets of Other Accounts Managed (x $1 million)[2]
John Anderson	0	N/A	1	82.2	0	N/A
Roger Bayston	17	19,432.4	9	4,641.6	1[3]	2,041.1
Todd Brighton	4	2,699.3	0	N/A	0	N/A
Richard Hsu	0	N/A	0	N/A	0	N/A
Rupert H. Johnson	1	85.2	0	N/A	0	N/A
John Kohli	0	N/A	0	N/A	0	N/A
Matt Moberg	3	197.1	0	N/A	0	N/A
Edward Perks	7	13,399.0	5	2,732.4	0	N/A
Matthew Quinlan	9	14,616.8	6	2,812.6	1	166.8
Robert Rendler	0	N/A	1	82.2	0	N/A
Blair Schmicker	1	3,356.5	0	N/A	0	N/A
Paul Varunok	3	2,898.8	3	2,121.8	2[3]	2,347.0
Serena Perin-Vinton	0	N/A	1	82.2	0	N/A

1. These figures represent registered investment companies other than the Funds that are included in this SAI.
2. The various pooled investment vehicles and accounts listed are managed by a team of investment professionals. Accordingly, the portfolio managers listed would not be solely responsible for managing such listed amounts.
3. Of these accounts, Messrs. Bayston and Varunok both manage one other account with $2,041.1 million in assets with a performance fee.

II.               The section entitled “Management and Other Services – Portfolio Managers – Ownership of Fund Shares” table on page 57 is revised as follows:

Portfolio Manager	Fund Name	Dollar Range of Fund Shares Beneficially Owned
John Anderson	Growth Fund	None
Roger Bayston	U.S. Government Securities Fund	$10,001 - $50,000
Todd Brighton	Income Fund	$100,001 - $500,000
Richard Hsu	Income Fund	$50,001 - $100,000
Rupert H. Johnson, Jr.	DynaTech Fund	Over $1,000,000
John Kohli	Utilities Fund	$50,001 - $100,000
Matt Moberg	DynaTech Fund	$100,001 - $500,000
Edward Perks	Income Fund	Over $1,000,000
Matthew Quinlan	Income Fund	$100,001 - $500,000
Robert Rendler	Growth Fund	None
Blair Schmicker	Utilities Fund	$10,001 - $50,000
Paul Varunok	U.S. Government Securities Fund	$10,001 - $50,000
Serena Perin-Vinton	Growth Fund	$100,001 - $500,000

Please keep this supplement with your Statement of Additional Information for future reference.